UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—March 31, 2017 (Unaudited)

Common Stock – 97.5% †	Number of Shares	Fair Value
Aerospace & Defense – 1.5%
General Dynamics Corp.	209,036	$39,131,539
Hexcel Corp.	144,130	7,862,292
Raytheon Co.	207,250	31,605,625
		78,599,456
Airlines – 0.4%
Alaska Air Group Inc.	171,808	15,844,134
Delta Air Lines Inc.	140,051	6,436,744
		22,280,878
Apparel, Accessories & Luxury Goods – 0.1%
Ralph Lauren Corp.	65,818	5,372,065
Application Software – 1.6%
salesforce.com Inc.	901,577	74,371,086	(a)
SS&C Technologies Holdings Inc.	261,862	9,269,915
		83,641,001
Asset Management & Custody Banks – 0.6%
Ameriprise Financial Inc.	120,520	15,629,033
BlackRock Inc.	47,347	18,158,048
		33,787,081
Auto Parts & Equipment – 0.3%
Delphi Automotive PLC	191,429	15,408,120
Automobile Manufacturers – 0.2%
General Motors Co.	337,047	11,917,982
Automotive Retail – 0.6%
Advance Auto Parts Inc.	99,228	14,711,543
AutoZone Inc.	24,741	17,888,980	(a)
		32,600,523
Biotechnology – 5.0%
Alexion Pharmaceuticals Inc.	619,888	75,155,221	(a)
Amgen Inc.	500,241	82,074,541
Gilead Sciences Inc.	893,298	60,672,800
Vertex Pharmaceuticals Inc.	371,216	40,592,470	(a)
		258,495,032
Building Products – 1.3%
Allegion PLC	875,088	66,244,162
Cable & Satellite – 3.6%
Charter Communications Inc., Class A	281,784	92,233,539	(a)
Comcast Corp., Class A	1,190,382	44,746,459
Liberty Global PLC, Class C	1,395,842	48,910,304	(a)
		185,890,302
Commodity Chemicals – 0.1%
LyondellBasell Industries N.V., Class A	88,953	8,111,624
Communications Equipment – 0.6%
Cisco Systems Inc.	912,714	30,849,733
Consumer Finance – 0.6%
American Express Co.	225,584	17,845,950
Discover Financial Services	228,492	15,626,568
		33,472,518
Data Processing & Outsourced Services – 3.3%
PayPal Holdings Inc.	301,154	12,955,645	(a)
Square Inc., Class A	1,180,965	20,407,075	(a)
Visa Inc., Class A	1,524,046	135,441,968
		168,804,688
Diversified Banks – 6.1%
Bank of America Corp.	2,455,904	57,934,775
JPMorgan Chase & Co.	1,681,628	147,714,204
U.S. Bancorp	357,228	18,397,242
Wells Fargo & Co.	1,644,286	91,520,959
		315,567,180
Diversified Chemicals – 0.5%
EI du Pont de Nemours & Co.	333,510	26,790,858
Diversified Metals & Mining – 0.1%
Teck Resources Ltd., Class B	280,801	6,149,542
Drug Retail – 0.9%
CVS Health Corp.	191,602	15,040,757
Walgreens Boots Alliance Inc.	384,294	31,915,617
		46,956,374
Electric Utilities – 1.8%
American Electric Power Company Inc.	184,080	12,357,290
Duke Energy Corp.	111,583	9,150,922
Edison International	150,600	11,989,266
Exelon Corp.	457,472	16,459,843
NextEra Energy Inc.	198,052	25,423,935
PG&E Corp.	264,415	17,546,579
		92,927,835
Electrical Components & Equipment – 0.6%
Acuity Brands Inc.	105,340	21,489,360
Rockwell Automation Inc.	73,041	11,373,214
		32,862,574
Environmental & Facilities Services – 0.5%
Republic Services Inc.	386,290	24,262,875
Financial Exchanges & Data – 1.9%
CME Group Inc.	692,707	82,293,592
S&P Global Inc.	114,692	14,994,832
		97,288,424
Footwear – 0.4%
NIKE Inc., Class B	412,642	22,996,539
General Merchandise Stores – 0.1%
Dollar General Corp.	59,375	4,140,219
Gold – 0.1%
B2Gold Corp.	2,840,320	8,038,106	(a)
Healthcare Equipment – 5.5%
Abbott Laboratories	1,803,331	80,085,930
Boston Scientific Corp.	1,674,680	41,649,292	(a)
CR Bard Inc.	141,250	35,106,275
Medtronic PLC	1,418,789	114,297,642
Stryker Corp.	92,690	12,202,638
		283,341,777
Home Improvement Retail – 2.1%
Lowe’s Companies Inc.	857,235	70,473,289
The Home Depot Inc.	264,274	38,803,352
		109,276,641
Hotels, Resorts & Cruise Lines – 0.2%
Marriott International Inc., Class A	141,267	13,304,526
Housewares & Specialties – 1.3%
Newell Brands Inc.	1,379,930	65,091,298
Hypermarkets & Super Centers – 0.4%
Wal-Mart Stores Inc.	259,436	18,700,147
Independent Power Producers & Energy Traders – 0.1%
Calpine Corp.	294,295	3,251,960	(a)
Industrial Conglomerates – 1.0%
Honeywell International Inc.	214,490	26,783,366
Roper Technologies Inc.	129,545	26,749,747
		53,533,113
Industrial Gases – 0.2%
Air Products & Chemicals Inc.	65,587	8,873,265
Industrial Machinery – 1.2%
Ingersoll-Rand PLC	764,642	62,180,687
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	186,540	13,783,441
Integrated Oil & Gas – 2.3%
Chevron Corp.	368,441	39,559,510
Exxon Mobil Corp.	990,839	81,258,706
		120,818,216
Integrated Telecommunication Services – 0.5%
Verizon Communications Inc.	543,540	26,497,575
Internet & Direct Marketing Retail – 3.5%
Amazon.com Inc.	152,661	135,340,083	(a)
Netflix Inc.	45,009	6,652,780	(a)
The Priceline Group Inc.	21,424	38,134,077	(a)
		180,126,940
Internet Software & Services – 5.6%
Alphabet Inc., Class A	132,572	112,394,542	(a)
Alphabet Inc., Class C	71,037	58,929,454	(a)
Facebook Inc., Class A	833,446	118,391,004	(a)
		289,715,000
Investment Banking & Brokerage – 3.2%
The Charles Schwab Corp.	2,172,451	88,657,725
The Goldman Sachs Group Inc.	326,201	74,934,894
		163,592,619

	Number of Shares	Fair Value
IT Consulting & Other Services – 0.1%
Accenture PLC, Class A	67,787	$8,126,305
Life & Health Insurance – 0.7%
MetLife Inc.	330,931	17,479,775
Prudential Financial Inc.	181,545	19,367,221
		36,846,996
Metal & Glass Containers – 0.3%
Ball Corp.	189,484	14,071,082
Movies & Entertainment – 2.0%
The Walt Disney Co.	683,785	77,534,381
Time Warner Inc.	294,843	28,809,110
		106,343,491
Multi-Line Insurance – 0.2%
The Hartford Financial Services Group Inc.	189,549	9,111,620
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	340,266	56,715,537	(a)
Multi-Utilities – 0.9%
Dominion Resources Inc.	73,931	5,734,828
Sempra Energy	351,789	38,872,684
		44,607,512
Oil & Gas Equipment & Services – 0.8%
Schlumberger Ltd.	516,883	40,368,562
Oil & Gas Exploration & Production – 3.8%
Antero Resources Corp.	1,220,368	27,836,594	(a)
ConocoPhillips	426,762	21,282,621
Marathon Oil Corp.	1,209,831	19,115,330
Noble Energy Inc.	1,302,919	44,742,239
Pioneer Natural Resources Co.	305,956	56,978,186
Range Resources Corp.	293,592	8,543,527
RSP Permian Inc.	384,587	15,933,439	(a)
		194,431,936
Packaged Foods & Meats – 2.4%
Mondelez International Inc., Class A	2,073,350	89,319,918
The Kraft Heinz Co.	394,118	35,789,856
		125,109,774
Paper Packaging – 0.1%
Packaging Corporation of America	54,779	5,018,852
Pharmaceuticals – 5.0%
Allergan PLC	515,864	123,250,227
Pfizer Inc.	3,936,199	134,657,368
		257,907,595
Property & Casualty Insurance – 0.3%
The Allstate Corp.	172,885	14,088,399
Railroads – 0.6%
Union Pacific Corp.	318,458	33,731,071
Regional Banks – 0.8%
First Republic Bank	271,277	25,448,495
The PNC Financial Services Group Inc.	133,956	16,106,870
		41,555,365
Restaurants – 1.1%
Chipotle Mexican Grill Inc.	17,944	7,994,411	(a)
McDonald’s Corp.	179,828	23,307,507
Starbucks Corp.	411,717	24,040,156
		55,342,074
Semiconductor Equipment – 1.2%
Applied Materials Inc.	1,541,659	59,970,535
Semiconductors – 2.1%
Broadcom Ltd.	149,938	32,830,425
Intel Corp.	587,946	21,207,212
Micron Technology Inc.	457,881	13,232,761	(a)
QUALCOMM Inc.	742,501	42,575,007
		109,845,405
Soft Drinks – 2.5%
PepsiCo Inc.	1,172,846	131,194,553
Specialized REITs – 0.6%
American Tower Corp.	240,187	29,192,328
Specialty Chemicals – 0.7%
Albemarle Corp.	163,281	17,249,005
Celanese Corp., Class A	140,863	12,656,541
The Sherwin-Williams Co.	20,066	6,224,272
		36,129,818
Specialty Stores – 0.3%
Signet Jewelers Ltd.	42,923	2,973,276
Tractor Supply Co.	168,766	11,639,791
		14,613,067
Systems Software – 3.7%
Microsoft Corp.	2,244,165	147,800,707
Oracle Corp.	930,470	41,508,267
		189,308,974
Technology Hardware, Storage & Peripherals – 4.8%
Apple Inc.	1,387,919	199,388,443
Hewlett Packard Enterprise Co.	622,328	14,749,174
Western Digital Corp.	393,626	32,485,954
		246,623,571
Tobacco – 0.8%
Reynolds American Inc.	642,083	40,464,071
Trading Companies & Distributors – 0.4%
United Rentals Inc.	173,547	21,702,052	(a)
Total Common Stock (Cost $4,182,589,037)		5,047,963,441

	Principal Amount	Fair Value
Short-Term Investments – 2.3%
Time Deposit – 2.3%
State Street Corp.
0.09% 04/03/17
(Cost $117,497,696)	$117,497,696	117,497,696	(b)
Total Investments (Cost $4,300,086,733)		5,165,461,137
Other Assets and Liabilities, net – 0.2%		8,482,113

NET ASSETS – 100.0%		$5,173,943,250

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2017.

Abbreviations:

REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 3/31/17	Value at 3/31/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Corp. (Time Deposit)	39,432,643	$39,432,643	7,825,787,190	7,747,722,137	117,497,696	$117,497,696	$—	$—

Notes to Schedule of Investments March 31, 2017 (Unaudited)

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities†
	Common Stock	$5,047,963,441	$—	$—	$5,047,963,441
	Short-Term Investments	—	117,497,696	—	117,497,696

	Total Investments in Securities	$5,047,963,441	$117,497,696	$—	$5,165,461,137

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2017, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$4,339,691,532	$867,235,603	$(41,465,998)	$825,769,605

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE RSP Funds

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE RSP Funds

Date: May 24, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: May 24, 2017